Edgar Lomax Value Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Beverage and Tobacco Product Manufacturing - 3.3%
Altria Group, Inc.	3,850	$238,662
Coca-Cola Co.	24,650	1,844,066
PepsiCo, Inc.	9,500	1,459,485
		3,542,213

Broadcasting and Content Providers - 2.1%
Comcast Corp. - Class A	74,750	2,223,813

Building Material and Garden Equipment - 1.4%
Home Depot, Inc.	3,900	1,460,901

Cable & Satellite - 0.0% (a)
Versant Media Group, Inc. (b)	1,326	43,201

Chemical Manufacturing - 13.8%
Abbott Laboratories	13,100	1,431,830
AbbVie, Inc.	5,250	1,170,802
Amgen, Inc.	3,700	1,264,956
Bristol-Myers Squibb Co.	36,550	2,012,078
Gilead Sciences, Inc.	11,750	1,667,912
Merck & Co., Inc.	11,400	1,257,078
Pfizer, Inc.	108,402	2,866,149
Procter & Gamble Co.	19,850	3,012,635
		14,683,440

Computer and Electronic Product Manufacturing - 2.8%
Medtronic PLC	12,550	1,292,148
Texas Instruments, Inc.	7,800	1,681,290
		2,973,438

Couriers and Messengers - 5.4%
FedEx Corp.	16,550	5,333,237
United Parcel Service, Inc. - Class B	4,550	483,301
		5,816,538

Credit Intermediation and Related Activities - 8.9%
Bank of America Corp.	29,600	1,574,720
Bank of New York Mellon Corp.	7,300	875,416
Citigroup, Inc.	7,250	838,898
JPMorgan Chase & Co.	5,050	1,544,744
U.S. Bancorp	55,950	3,139,354
Wells Fargo & Co.	17,450	1,579,051
		9,552,183

Food Manufacturing - 4.0%
Mondelez International, Inc. - Class A	73,650	4,306,315

Food Services and Drinking Places - 1.4%
Starbucks Corp.	16,100	1,480,395

General Merchandise Stores - 4.9%
Target Corp.	49,150	5,183,850

Health and Personal Care Retailers - 3.7%
CVS Health Corp.	52,450	3,908,574

Insurance Carriers and Related Activities - 6.6%
American International Group, Inc.	19,000	1,422,720
MetLife, Inc.	17,200	1,356,736
UnitedHealth Group, Inc.	14,950	4,289,604
		7,069,060

Leather and Allied Product Manufacturing - 1.0%
NIKE, Inc. - Class B	17,500	1,081,675

Miscellaneous Manufacturing - 2.1%
Johnson & Johnson	9,950	2,261,138

Petroleum and Coal Products Manufacturing - 7.6%
Chevron Corp.	28,100	4,970,890
Exxon Mobil Corp.	21,850	3,089,590
		8,060,480

Professional, Scientific, and Technical Services - 1.4%
Accenture PLC - Class A	5,500	1,450,020

Rail Transportation - 1.4%
Union Pacific Corp.	6,400	1,504,640

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.0%
Charles Schwab Corp.	16,300	1,693,896
Goldman Sachs Group, Inc.	975	912,025
Morgan Stanley	9,150	1,672,620
		4,278,541

Support Activities for Mining - 1.6%
ConocoPhillips	16,000	1,667,680

Telecommunications - 3.0%
AT&T, Inc.	104,450	2,737,634
Verizon Communications, Inc.	10,950	487,494
		3,225,128

Transportation Equipment Manufacturing - 5.5%
General Dynamics Corp.	9,300	3,265,137
General Motors Co.	10,400	873,600
Lockheed Martin Corp.	2,800	1,775,816
		5,914,553

Utilities - 8.8%
Duke Energy Corp.	27,400	3,324,990
NextEra Energy, Inc.	35,500	3,120,450
Southern Co.	32,700	2,920,437
		9,365,877
TOTAL COMMON STOCKS (Cost $88,373,012)		101,053,653

REAL ESTATE INVESTMENT TRUSTS - 1.7%
American Tower Corp.	7,700	1,380,456
Simon Property Group, Inc.	2,450	468,710
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,674,437)		1,849,166

SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds – 3.5% Invesco STIT-Treasury Portfolio - Institutional Class, 3.58% (c)	3,686,316	3,686,316
TOTAL SHORT-TERM INVESTMENTS (Cost $3,686,316)		3,686,316

TOTAL INVESTMENTS - 99.9% (Cost $93,733,765)		106,589,135
Other Assets in Excess of Liabilities - 0.1%		110,695
TOTAL NET ASSETS - 100.0%		$106,699,830

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Edgar Lomax Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$101,053,653	$–	$–	$101,053,653
Real Estate Investment Trusts	1,849,166	–	–	1,849,166
Money Market Funds	3,686,316	–	–	3,686,316
Total Investments	$106,589,135	$–	$–	$106,589,135